B5 Inventories	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
B5 Inventories
B5	Inventories

Inventories
	2020	2019
Raw materials, components, consumables
and manufacturing work in progress	9,510	8,209
Finished products	8,709	8,742
Contract work in progress	9,878	13,912
Inventories, net	28,097	30,863

The amount of inventories recognized as expense and included in Cost of sales was SEK 61,647 (58,249) million.

Contract work in progress consists of costs incurred to date on standard and customised solutions where the performance obligations are yet to be fully delivered. These costs will be recognized as cost of sales when the related revenue is recognized in the income statement.

Reported amounts are net of obsolescence allowances of SEK 3,627 (3,386) million.

Movements in obsolescence allowances
	2020	2019	2018
Opening balance	3,386	2,611	2,425
Additions, net	2,266	2,228	1,079
Utilization	(1,781)	(1,459)	(987)
Translation differences	(244)	22	94
Balances regarding acquired/divested businesses	—	(16)	—
Closing balance	3,627	3,386	2,611